Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Inventories recognized	$ 182,316	$ 185,772
Recognized as marketing expenses	$ 4,008	$ 4,686